Note 24 - Subsequent Events (Details Textual)			4 Months Ended	12 Months Ended
	Mar. 21, 2018 USD ($) shares	Mar. 21, 2018 CAD ($) shares	Apr. 29, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Statement Line Items [Line Items]
Number of share options granted in share-based payment arrangement				15,425,000	4,025,000	11,655,000
Weighted average exercise price of share options exercised in share-based payment arrangement				$ 0.19	$ 0.37	$ 0.43
Potential ordinary share transactions [member]
Statement Line Items [Line Items]
Total number of shares issued | shares	25,090,700	25,090,700
Weighted average share price	$ 0.425	$ 0.55
Proceeds from issuing shares	$ 10,663,548	$ 13,799,885
Number of common shares per equity unit issued	1	1
Number of common shares purchase warrants per equity unit issued	0.5	0.5
Number of common shares entitled per whole warrant	1	1
Weighted average exercise price of other equity instruments exercised or vested in share-based payment arrangement	$ 0.58	$ 0.75
Brokerage fee expense	$ 639,813
Broker gross proceeds percentage commision	6.00%	6.00%
Proceeds from exercise of warrant and options			$ 1,131,921
Potential ordinary share transactions [member] | Compensation units [member]
Statement Line Items [Line Items]
Number of common shares per equity unit issued	1	1
Number of common shares purchase warrants per equity unit issued	0.5	0.5
Number of common shares entitled per whole warrant	1	1
Weighted average exercise price of other equity instruments exercised or vested in share-based payment arrangement	$ 0.425	$ 0.55
Number of share options granted in share-based payment arrangement	1,505,442	1,505,442
Number of equity units exercisable per compensation option | shares	1	1
Weighted average exercise price of share options exercised in share-based payment arrangement	$ 0.425	$ 0.55